PROPERTY, EQUIPMENT AND SOFTWARE- Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
PROPERTY, EQUIPMENT AND SOFTWARE
Depreciation, Depletion and Amortization	¥ 12.2	¥ 6.7